Land Use Right, Net - Schedule of Estimated Future Amortization Expense for Land Use Rights (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Estimated Future Amortization Expense for Land Use Rights [Abstract]
2025	$ 25,071
2026	25,071
2027	25,071
2028	25,071
2029	25,071
Thereafter	1,021,473
Total	$ 1,146,828	$ 154,364